200 Clarendon Street
27th Floor
Boston, MA 02116-5021
+1 617 728 7100 Main
+1 617 426 6567 Fax
www.dechert.com

KENNETH R. EARLEY

kenneth.earley@dechert.com
+1 (617) 728-7139 Direct
+1 (617) 275-8374 Fax

February 17, 2009

U.S. Securities and Exchange Commission Division of Investment Management 100 F Street NE Washington D.C. 20549

RE:	Forward Funds
File Nos. 033-48940/811-06722
Form N-1A Post Effective Amendment No. 57

Dear Sir or Madam,

Electronically transmitted for filing via EDGAR is the registration statement relating to the Accessor Series of Forward Funds (the “Registrant”), a registered open-end management investment company. The registration statement filed herewith is Post-Effective Amendment No. 57 to the Registrant’s registration statement on Form N-1A under the Securities Act of 1933, as amended (“1933 Act”), and Amendment No. 57 to the Registrant’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended.

This Amendment is made pursuant to Rule 485(a) under the 1933 Act for the purposes of: (i) consolidating the Funds’ prospectuses and statements of additional information (“SAI”) and making substantial formatting and layout changes; (ii) updating the Registrant’s registration statement, prospectuses and SAI in connection with the annual update; and (iii) to register Institutional Class shares for all Accessor Series of the Registrant (except with respect to the Accessor U.S. Government Money Fund which already offers Institutional Class shares). It is proposed that this Amendment will become effective on May 1, 2009.

The Registrant undertakes to file a post-effective amendment to the Registrant’s registration statement on Form N-1A on or about April 30, 2009, pursuant to Rule 485(b) under the 1933 Act, containing: (i) the updated financial statements of the Funds; (ii) required exhibits; (iii) completed disclosures; (iv) responses to any comments of the SEC Staff relating to this filing; and (v) other non-material changes permitted by that Rule.

Please contact the undersigned at (617) 728-7139 with any questions or comments.

Sincerely,

/s/ Kenneth R. Earley Kenneth R. Earley

cc:	Mary Curran, Secretary, Forward Funds
Judy Rosenberg, Chief Compliance Officer, Forward Funds
Douglas Dick, Dechert LLP

US Austin Boston Charlotte Hartford New York Newport Beach Philadelphia Princeton San Francisco Silicon Valley Washington DC EUROPE Brussels London Luxembourg Munich Paris ASIA Beijing Hong Kong